VAT AND OTHER TAXES PAYABLE (Tables)	12 Months Ended
Oct. 31, 2020
VAT AND OTHER TAXES PAYABLE
Summary of VAT and other taxes payable

At October 31, 2020 and 2019, VAT and other taxes payable consisted of the following:

	October 31, 2020	October 31, 2019
Income taxes payable	$459,714	$299,908
VAT payable	86,715	16,407
Other	2,201	2,556
	$548,630	$318,871